UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096

Investment Grade Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—167.05%
Alaska — 2.05%
Alaska International Airports Revenue Refunding-Series A (NATL-RE Insured)
5.000%, due 10/01/19[1]	Aa3	A	1,000,000	960,520
5.000%, due 10/01/20[1]	Aa3	A	1,000,000	951,930
5.000%, due 10/01/21[1]	Aa3	A	1,000,000	945,110

				2,857,560

Arizona — 1.80%
Arizona State Transportation Board Highway Revenue-Series B
5.250%, due 07/01/18	Aa1	AAA	2,380,000	2,508,163

Arkansas — 0.89%
Little Rock Capital Improvement Revenue Parks & Recreation Projects-Series A
5.700%, due 01/01/18	NR	NR	1,230,000	1,246,187

California — 20.87%
California Educational Facilities Authority Revenue Refunding-Pepperdine University-Series A (NATL-RE-FGIC Insured)
5.000%, due 09/01/33	Aa3	A	5,000,000	4,796,550
California Health Facilities Financing Authority Revenue-Kaiser Permanente-Series A
5.250%, due 04/01/39	NR	A+	5,000,000	4,450,600
Los Angeles Water & Power Revenue Power System-Series A, Subseries A-2 (NATL-RE Insured)
5.000%, due 07/01/27	Aa3	AA-	5,000,000	5,003,600
Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)
5.000%, due 12/01/27	Aa3	AA	8,000,000	7,876,640
San Francisco City & County Public Utilities Commission Water Revenue-Series A (NATL-RE Insured)
5.000%, due 11/01/25	A1	AA-	2,000,000	2,016,360
University of California Revenue-Series A (AMBAC Insured)
5.000%, due 05/15/28	Aa1	AA	5,000,000	5,017,150

				29,160,900

Colorado — 5.12%
Colorado Health Facilities Authority Revenue-Adventist Health-Series E (Pre-refunded with US Government Obligations to 11/15/16 @ 100)
5.125%, due 11/15/18	A1	A+	160,000	185,934
5.125%, due 11/15/19	A1	A+	160,000	185,934
Colorado Health Facilities Authority Revenue-Unrefunded Balance-Adventist-Series E
5.125%, due 11/15/18	A1	A+	2,840,000	2,928,637
5.125%, due 11/15/19	A1	A+	2,840,000	2,896,601
University of Colorado Participation Interests
6.000%, due 12/01/13	NR	A+	946,520	961,172

				7,158,278

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Florida — 7.12%
Florida State Board of Education Capital Outlay-Series E (NATL-RE-FGIC Insured)
5.000%, due 06/01/24	Aa1	AAA	3,350,000	3,391,741
Florida State Board of Education Lottery Revenue-Series B (BHAC-CR, NATL-RE)
5.000%, due 07/01/26[2,3]	Aa1	AAA	3,905,000	3,993,396
Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)
5.000%, due 10/01/18[1]	A2	A-	2,700,000	2,556,954

				9,942,091

Illinois — 13.81%
Chicago O’Hare International Airport Revenue-General-Third Lien-Series D (NATL-RE Insured)
5.000%, due 01/01/26[1]	A1	A	8,000,000	7,215,840
Chicago Transit Authority Capital Grant Receipts Revenue Federal Transit Administration Section 5309 (Assured Guaranty Insured)
5.250%, due 06/01/24	Aa2	AAA	1,500,000	1,571,955
Illinois Educational Facilities Authority Revenue Refunding-Augustana College-Series A
5.625%, due 10/01/22	Baa1	NR	1,200,000	1,120,656
Illinois Finance Authority Revenue-University of Chicago-Series A
5.000%, due 07/01/34	Aa1	AA	6,000,000	5,882,520
Illinois Municipal Electric Agency Power Supply-Series A (NATL-RE-FGIC Insured)
5.250%, due 02/01/17	A1	A+	3,000,000	3,257,280
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue
6.500%, due 06/15/27	A2	AAA	250,000	250,295

				19,298,546

Indiana — 5.34%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B
5.000%, due 02/15/21	A2	A+	4,000,000	3,849,560
Indianapolis Airport Authority Revenue Refunding-Special Facilities-FedEx Corp. Project
5.100%, due 01/15/17[1]	Baa2	BBB	4,000,000	3,612,560

				7,462,120

Kentucky — 1.48%
Kenton County Airport Board Airport Revenue-Cincinnati/Northern Kentucky-Series B (NATL-RE Insured)
5.500%, due 03/01/18[1]	A3	A	2,080,000	2,074,862

Massachusetts — 4.14%
Massachusetts Health & Educational Facilities Authority Revenue-Harvard University-Series DD
5.000%, due 07/15/35	Aaa	AAA	5,000,000	5,033,600

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Massachusetts—(concluded)
Massachusetts Port Authority Revenue-US Airways Project (NATL-RE Insured)
6.000%, due 09/01/21[1]	Baa1	A	1,000,000	754,220

				5,787,820

Michigan — 7.99%
Detroit Sewer Disposal Revenue Refunding-Senior Lien-Series C (FSA Insured)
7.000%, due 07/01/27	Aa3e	AAAe	3,000,000	3,343,890
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D
5.000%, due 08/15/25	Aa2	AA	5,000,000	4,902,100
Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A
5.000%, due 12/01/26	Aa2	AA	3,000,000	2,924,970

				11,170,960

Minnesota — 1.05%
Shakopee Health Care Facilities Revenue-Saint Francis Regional Medical Center
5.000%, due 09/01/17	NR	BBB	1,500,000	1,472,310

New Jersey — 5.78%
New Jersey Transportation Trust Fund Authority Transportation System-Series A
5.250%, due 12/15/20	A1	AA-	5,000,000	5,234,150
Tobacco Settlement Financing Corp.-Series 1-A
4.500%, due 06/01/23	Baa3	BBB	3,365,000	2,836,594

				8,070,744

New York — 13.83%
Metropolitan Transportation Authority New York Dedicated Tax Fund-Series A (FSA Insured)
5.250%, due 11/15/24	Aa3	AAA	1,765,000	1,800,935
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project
5.500%, due 01/01/15[1]	A3	BBB+	2,000,000	1,926,560
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project (Mandatory Put 01/01/16 @ 100)
5.500%, due 01/01/17[1,4]	A3	BBB+	2,750,000	2,658,233
5.500%, due 01/01/18[1,4]	A3	BBB+	3,250,000	3,109,665
Triborough Bridge & Tunnel Authority Revenue Refunding-Series B
5.250%, due 11/15/19	Aa2	AA-	3,140,000	3,348,402
Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds
5.250%, due 11/15/30	Aa3	A+	6,400,000	6,479,360

				19,323,155

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
North Carolina — 9.07%
North Carolina Capital Facilities Finance Agency Revenue-Duke University Project-Series B
5.000%, due 10/01/38	Aa1	AA+	4,100,000	4,134,358
North Carolina Eastern Municipal Power Agency Power System Revenue-Series A (Escrowed to Maturity)
6.400%, due 01/01/21	Baa1	AAA	3,065,000	3,766,548
North Carolina Medical Care Commission Health Care Facilities Revenue-Novant Health Obligation Group
5.000%, due 11/01/34	A1	A+	5,000,000	4,771,700

				12,672,606

Ohio — 12.09%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo-Series A-2
5.125%, due 06/01/24	Baa3	BBB	8,960,000	7,212,800
Ohio State Higher Education-Series B
5.250%, due 11/01/17	Aa2	AA+	1,185,000	1,300,052
Ohio State Water Development Authority Water Pollution Control Revenue-Water Quality
5.000%, due 06/01/24[2,3]	Aa1	AAA	8,000,000	8,383,680

				16,896,532

Pennsylvania — 1.78%
Susquehanna Area Regional Airport Authority Airport System Revenue-Subseries D
5.375%, due 01/01/18	Ba1	NR	3,000,000	2,484,930

Puerto Rico — 7.14%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding-Series N
5.500%, due 07/01/22	Baa3	BBB	3,000,000	2,794,140
Puerto Rico Housing Finance Authority Capital Fund Program-Unrefunded Balance (HUD Insured)
5.000%, due 12/01/18	Aa3	AA+	1,030,000	1,057,037
University of Puerto Rico-Revenue System-Series Q
5.000%, due 06/01/17	Baa2	BBB-	6,465,000	6,124,230

				9,975,407

South Carolina — 7.97%
Charleston Educational Excellence Financing Corp. Revenue-Charleston County School District Project
5.000%, due 12/01/24	A1	AA-	5,000,000	5,039,850
Greenville County School District Installment Purchase Refunding-Building Equity Sooner-Series AGC
5.000%, due 12/01/24	Aa3	AA	5,000,000	5,027,500
Greenville Waterworks Revenue
5.250%, due 02/01/20	Aa1	AAA	1,000,000	1,074,170

				11,141,520

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(concluded)
South Daktota — 0.42%
Standing Rock New Public Housing
6.000%, due 08/07/13[5]	NR	NR	656,409	583,114

Tennessee — 0.72%
Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured)
6.000%, due 03/01/24[1]	A2	A-	1,000,000	1,001,470

Texas — 20.97%
Coastal Bend Health Facilities Development Corp.-Incarnate Word Health System-Series A (Escrowed to Maturity) (AMBAC Insured)
6.300%, due 01/01/17	NR	BBB	3,065,000	3,513,502
Harris County Texas Lease
6.750%, due 05/01/20[6]	NR	NR	5,618,729	4,925,771
Houston Community College System Participation Interests (Pre-refunded with cash to 07/01/12 @ 100)
7.875%, due 06/15/25[6]	NR	NR	3,007,095	3,545,966
Irving Certificates of Obligation-Hotel Occupancy
5.000%, due 08/15/39	Aaa	AAAe	3,935,000	3,973,720
Lower Colorado River Authority Transmission Contract Revenue-LCRA Transmission Services Corp. Project B (FSA Insured)
5.250%, due 05/15/20	Aa3	AAA	1,485,000	1,532,015
San Antonio Electric & Gas Systems
5.000%, due 02/01/24[2,3]	Aa1	AA	4,590,000	4,808,224
San Leanna Educational Facilities Corp. Higher Educational Revenue Refunding-Saint Edwards University Project
5.000%, due 06/01/18	Baa2	BBB+	2,000,000	1,953,960
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding-Texas Health Resources-Series A
5.000%, due 02/15/19	Aa3	AA-	5,000,000	5,053,400

				29,306,558

Washington — 15.62%
Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (NATL-RE Insured)
6.050%, due 07/01/32[1]	Aa2	AA	4,225,000	4,137,754
Energy Northwest Electric Revenue Refunding-Columbia Station-Series A
5.000%, due 07/01/23	Aaa	AA	7,000,000	7,252,910
Washington State Motor Vehicle Fuel Tax-Series B
5.000%, due 07/01/26[2,3]	Aa1	AA+	10,000,000	10,442,200

				21,832,864

Total long-term municipal bonds (cost — $244,320,694)				233,428,697

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Short-term municipal note[7]—1.93%
Alaska — 1.93%
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project)-Series A
0.250%, due 07/01/09 (cost — $2,700,000)	VMIG1	A-1+	2,700,000	2,700,000

Total investments (cost — $247,020,694)[8] — 168.98%				236,128,697

Liabilities in excess of other assets — (11.73)%				(16,392,791)

Liquidation value of auction preferred shares — (57.25)%				(80,000,000)

Net assets applicable to common shareholders — 100.00%				139,735,906

Aggregate cost for federal income tax purposes was $227,176,393; and net unrealized depreciation consisted of:

Gross unrealized appreciation	2,221,572
Gross unrealized depreciation	(13,134,268)

Net unrealized depreciation	(10,912,696)

The difference between book-basis and tax-basis unrealized apprecation/depreciation of investments is attributable to the tax treatment of certain tender option bond transactions.

[1]	Security subject to Alternative Minimum Tax.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 19.77% of net assets applicable to common shareholders as of June 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Security represents underlying bond transferred to a special-purpose entity established in a tender option bond transaction in which the Fund acquired the inverse floater. These securities serve as collateral in a financing transaction. As of June 30, 2009, the aggregate principal amount of the inverse floaters and the floating rate notes are $6,630,000 and $19,865,000, respectively.

[4]	Floating rate security. The interest rate shown is the current rate as of June 30, 2009.

[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.42% of net assets applicable to common shareholders as of June 30, 2009, is considered illiquid and restricted (See table below for more information).

Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted security	date	cost ($)	net assets (%)	06/30/09 ($)	net assets (%)

Standing Rock New Public Housing,
6.000%, due 08/07/13	08/08/02	656,409	0.47	583,114	0.42

[6]	The securities detailed in the table below are considered illiquid and restricted and represent 6.06% of net assets applicable to common shareholders as of June 30, 2009.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted securities	dates	cost ($)	net assets (%)	06/30/09 ($)	net assets (%)

Harris County Texas Lease
6.750%, due 05/01/20	09/07/00	5,618,729	4.02	4,925,771	3.52
Houston Community College System Participation Interests
7.875%, due 06/15/25	04/22/02	3,007,095	2.15	3,545,966	2.54

		8,625,824	6.17	8,471,737	6.06

[7]	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of June 30, 2009.

[8]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter market are valued at the last bid price available on the valuation date prior to valuation.

On October 1, 2008 the Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments.

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Long-term municipal bonds	$—	$233,428,697	$—	$233,428,697
Short-term municipal notes	—	2,700,000	—	2,700,000

Total	$—	$236,128,697	$—	$236,128,697

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

HUD	Housing and Urban Development

NATL-RE	National Reinsurance

NR	Not Rated

XLCA	XL Capital Assurance

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2009.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 28, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 28, 2009